INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of joint ventures (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2018 USD ($) [2]	Dec. 31, 2018 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of joint ventures [line items]
Assets		$ 236,538,540	[1]		$ 79,906.2	$ 259,675,153
Liabilities		210,667,313	[1]		70,811.8	230,120,805
Equity		25,871,227	[1]	$ 24,659,222	$ 9,094.3	29,554,348	$ 22,906,280
Income	$ 34,083,225	31,659,852		31,662,566
Expenses	28,898,674	28,497,419		$ 28,145,630
Cfc Sk Eldorado Latam Advisory Company S.A.S. [Member]
Disclosure of joint ventures [line items]
Assets		893				1,077
Liabilities		204				281
Equity		689				796
Income	1,939	2,037
Expenses	1,762	1,877
Net income	177	159
Cfc Sk El Dorado Latam Management Company Ltd [Member]
Disclosure of joint ventures [line items]
Assets		9,169				13,573
Liabilities		34				45
Equity		9,135				13,528
Income	3,697	3,584
Expenses	410	374
Net income	3,287	3,210
Cfc Sk Eldorado Latam Capital Partners, Ltd.
Disclosure of joint ventures [line items]
Assets		1,007				1,125
Liabilities		16				26
Equity		991				1,099
Income	150
Expenses	126	131
Net income	24	(131)
Concesionaria Vial Del Pacífico
Disclosure of joint ventures [line items]
Assets		424,888
Liabilities		424,379
Equity		509
Income		113,113
Expenses		115,567
Net income		(2,454)
Concesionaria Nueva Via al Mar [Member]
Disclosure of joint ventures [line items]
Assets		188,731
Liabilities		166,955
Equity		21,776
Income		26,215
Expenses		23,049
Net income		3,166
Joint ventures [member]
Disclosure of joint ventures [line items]
Assets		624,688				15,775
Liabilities		591,588				352
Equity		33,100				$ 15,423
Income	5,786	144,949
Expenses	2,298	140,998
Net income	$ 3,488	$ 3,950

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.